Financing receivables - Summary of Loans Receivable Reported Within Loans Receivable or Investments in and Advances to Affiliated Companies (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	¥ 1,023,919		¥ 1,051,445
Carried at fair value	303,956	[1]	524,049	[1]
Total	1,327,875		1,575,494
Affiliated companies
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	5,797		12,376
Carried at fair value
Total	5,797		12,376
Total
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	1,029,716		1,063,821
Carried at fair value	303,956	[1]	524,049	[1]
Total	1,333,672		1,587,870
Loans at banks [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	274,966		263,608
Carried at fair value	44	[1]	153	[1]
Total	275,010		263,761
Short-term secured margin loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	421,809		288,574
Carried at fair value
Total	421,809		288,574
Inter-bank money market loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	42,885		76,968
Carried at fair value
Total	42,885		76,968
Corporate loans [Member]
Schedule Of Financing Receivables [Line Items]
Carried at amortized cost	284,259		422,295
Carried at fair value	303,912	[1]	523,896	[1]
Total	¥ 588,171		¥ 946,191

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.